Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
Net income	$ 286,936	$ 141,188	$ (102,195)	$ 950,420
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	26,667	26,667	53,333	8,889
Loss on joint ventures	516		8,647
Non-cash equity contributions	20,000	16,000	36,000	24,000
Shares issued for services				140,632
Loss on joint ventures			8,647
Changes in operating assets and liabilities:
Accounts receivable - related parties	(319,647)	(182,618)	82,996	282,328
Accounts receivable	(402,712)	130,232	73,028	(160,000)
Prepaid expenses	8,346	(42,508)	20,331	(34,264)
Interest receivable	(12,608)		(36,684)
Accounts payable and accrued expenses	121,485	32,835	(59,175)	65,915
Deferred revenue		7,000	(5,000)	(20,000)
Net cash (used in) provided by operating activities	(271,017)	128,796	71,281	1,257,920
Cash flows from investing activities:
Due from related parties, net of repayment	(37,001)	2,065,199	2,173,456	(2,459,677)
Capitalized software development	(129,993)	(19,500)	(100,400)	(160,000)
Issuance of loan receivable		(1,470,000)	(1,470,000)
Repayments of loan receivable	250,000	662,275	954,625
Net cash provided by investing activities	83,006	1,237,974	1,611,281	(2,619,677)
Distributions from joint ventures			53,600
Cash flows from financing activities:
Due to related parties, net of repayment	13,396	(631,833)	(1,288,311)	1,080,800
Proceeds from line of credit		1,300,000	1,300,000	2,442,854
Repayment of line of credit		(1,942,854)	(1,942,854)	(1,800,000)
Subscription receivable	150,000	0
Deferred offering costs	(100,839)	(148,392)	(344,925)
Issuance of Series C preferred stock	2,753,000		650,000
Dividend paid	(15,683)
Net cash provided by (used in) financing activities	2,799,874	(1,423,079)	(1,626,090)	1,450,878
Cash contributions				168,435
Distributions				(441,211)
Net change in cash	2,611,863	(56,309)	56,472	89,121
Cash and restricted cash at beginning of period	161,506	105,034	105,034	15,913
Cash and restricted cash at end of period	2,773,369	48,725	161,506	105,034
Reconciliation of cash and restricted cash:
Cash at beginning of period	161,506	105,034	105,034
Restricted cash at beginning of period
Cash and restricted cash at beginning of period	161,506	105,034	105,034
Cash at end of period	10,794	48,725	161,506	105,034
Restricted cash at end of period	2,762,575
Cash and restricted cash at end of period	2,773,369	48,725	161,506	105,034
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest		22,352	22,352	13,624
Supplemental disclosure of non-cash investing and financing activities:
Preferred stock dividends included in mezzanine equity	39,615
Deferred offering costs included in accrued expenses		175,000	275,000
Shares issued pursuant to investment in joint venture		$ 20,000	120,000
Subscription receivable			$ 150,000